ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 2, 2003

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2003

                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                         ("GOLDENSELECT OPPORTUNITIES")

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

     1. The following investment portfolios and portfolio managers are added to the list of investment portfolios and portfolio managers available under your Contract:

                  CAPITAL RESEARCH MANAGEMENT COMPANY
                     ING American Funds Growth Portfolio (Class 2)1
                     ING American Funds Growth-Income Portfolio (Class 2)1 ING American Funds International Portfolio (Class 2)1

                  JPMORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
                     ING JP Morgan Fleming International Portfolio (Class S)2

                  PROFUND ADVISORS LLC
                     ProFund VP Rising Rates Opportunity

                  SALOMON BROTHERS ASSET MANAGEMENT, INC.
                     ING Salomon Brothers Aggressive Growth Portfolio (Class S)2

     2. The following Fund is added to the list of Trusts and Funds containing investment portfolios available under your Contract in the section, "The Trusts and Funds":

               ING Partners, Inc. is a mutual fund whose shares are offered only to insurance companies to fund benefits under their variable annuity and variable life insurance contracts. The address of ING Partners, Inc. is 151 Farmington Avenue, Hartford, Connecticut 06156-8962.

                  ------------------------
                  1 The investment adviser for this portfolio is Directed
                    Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services is an affiliated Company of ING Groep, N.V.

                  2 The investment adviser for this portfolio is ING Life
                    Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     3. To the extent Special Funds are included in your Contract, ProFund VP Rising Rates Opportunity is hereby designated a "Special Fund".

     4. The following ING Investors Trust portfolio has changed its name and subadviser as indicated in the chart below:

          ------------------------------------------- ------------------------------------
          FORMER FUND NAME AND SUBADVISER             NEW FUND NAME AND SUBADVISER
          ------------------------------------------- ------------------------------------
          ING JPMorgan Fleming International
              Enhanced EAFE Portfolio                 ING Julius Baer Foreign Portfolio
          ------------------------------------------- ------------------------------------
          SUBADVISER:  J.P. Morgan Fleming Asset      SUBADVISER:  Julius Baer Investment
              Management (London) Ltd.                   Management, Inc.
          ------------------------------------------- ------------------------------------


     5. Appendix B-- The Investment Portfolios, is amended to add the following investment options to those available under your Contract:

          ------------------------------------------------------- --------------------------------------------------------
          FUND NAME AND
          INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE
          ------------------------------------------------------- --------------------------------------------------------
          ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
          ----------------------------------------------------------------------------------------------------------------
          ING AMERICAN FUNDS GROWTH PORTFOLIO (CLASS 2)           Invests all of its assets in shares of the Growth
              INVESTMENT ADVISER:  Directed Services, Inc.        Fund, a series of American Funds Insurance Series, a
              INVESTMENT SUBADVISER: Capital Research             registered open-end investment company.  The Growth
                 Management Company                               Fund seeks to make the shareholders' investment grow
                                                                  by investing primarily in common stocks of companies
                                                                  that appear to offer superior opportunities for growth
                                                                  of capital. The Growth Fund is designed for investors
                                                                  seeking long term capital appreciation through
                                                                  stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services, Inc.         Growth-Income Fund, a series of American Funds
              INVESTMENT SUBADVISER: Capital Research             Insurance Series, a registered open-end investment
                 Management Company                               company.  The Growth-Income Fund seeks to make the
                                                                  shareholders' investment grow and to provide
                                                                  shareholders with income over time by investing
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends. The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
          ------------------------------------------------------- --------------------------------------------------------
          ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS 2)    Invests all of its assets in shares of the
              INVESTMENT ADVISER: Directed Services, Inc.         International Fund, a series of American Funds
              INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
                 Management Company                               company.  The International Fund seeks to make the
                                                                  shareholders' investment grow over time by investing
                                                                  primarily in common stocks of companies located
                                                                  outside the United States.   The International Fund is
                                                                  designed for investors seeking capital appreciation
                                                                  through stocks.
          ------------------------------------------------------- --------------------------------------------------------
          ING PARTNERS, INC.
          ------------------------------------------------------- --------------------------------------------------------
          ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (CLASS S)  Seeks long-term growth of capital.  Invests primarily
              INVESTMENT ADVISER: ING Life Insurance and          (at least 65% of total assets) in the equity
                 Annuity Company                                  securities of foreign companies that the subadviser
              INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset    believes have high growth potential.  Will normally
                 Management (London) Ltd.                         invest in securities of at least three different
                                                                  countries other than the U.S. and will invest in both
                                                                  developed and developing markets.
          ------------------------------------------------------- --------------------------------------------------------
          ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO        Seeks long-term growth of capital.  Invests primarily
              (CLASS S)                                           (at least 80% of net assets under normal
              INVESTMENT ADVISER: ING Life Insurance and          circumstances) in common stocks and related
                 Annuity Company                                  securities, such as preferred stocks, convertible
              INVESTMENT SUBADVISER: Salomon Brothers Asset       securities and depositary receipts, of emerging growth
                 Management, Inc.                                 companies.
          ----------------------------------------------------------------------------------------------------------------
          PROFUNDS VP
          ------------------------------------------------------- --------------------------------------------------------
          PROFUND VP RISING RATES OPPORTUNITY                     Seeks daily investment results, before fees and
              INVESTMENT ADVISER: ProFund Advisors LLC            expenses, that correspond to one and one-quarter times
                                                                  (125%) the inverse (opposite) of the daily price
                                                                  movement of the most recently issued 30-year U.S.
                                                                  Treasury Bond ("Long Bond").
          ------------------------------------------------------- --------------------------------------------------------


     6. The following chart is added to "Appendix B -- The Investment Portfolios." The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

     ---------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
       PORTFOLIO                        CLASS    MANAGER                                         RATIO        RATIO
     ---------------------------------------------------------------------------------------------------------------------
       ING INVESTORS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING AIM Mid-Cap Growth Portfolio   A      A I M Capital Management, Inc.                   1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING Alliance Mid-Cap Growth
         Portfolio                        A      Alliance Capital Management L.P.                 1.30%         1.20%
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds Growth
         Portfolio                        2      Capital Research and Management Company          1.28%         1.18%
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds
         Growth-Income Portfolio          2      Capital Research and Management Company          1.23%         1.13%
     ---------------------------------------------------------------------------------------------------------------------
       ING American Funds
         International Portfolio          2      Capital Research and Management Company          1.51%         1.41%
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Large Cap
         Value Portfolio                  A      Capital Guardian Trust Company                   1.26%         1.16%
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Managed
         Global Portfolio                 A      Capital Guardian Trust Company                   1.51%         1.41%
     ---------------------------------------------------------------------------------------------------------------------
       ING Capital Guardian Small Cap
         Portfolio                        A      Capital Guardian Trust Company                   1.21%         1.11%
     ---------------------------------------------------------------------------------------------------------------------
       ING Developing World Portfolio     A      Baring International Investment Limited          2.01%         1.91%
     ---------------------------------------------------------------------------------------------------------------------
       ING Eagle Asset Value Equity
         Portfolio                        A      Eagle Asset Management, Inc.                     1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING FMRSM Diversified Mid Cap
         Portfolio                        A      Fidelity Management & Research Company           1.26%         1.16%
     ---------------------------------------------------------------------------------------------------------------------
       ING Goldman Sachs Internet
         TollkeeperSM Portfolio           A      Goldman Sachs Asset Management, LP               2.11%         2.01%
     ---------------------------------------------------------------------------------------------------------------------
       ING Hard Assets Portfolio          A      Baring International Investment Limited          1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING International Portfolio        A      ING Investments LLC                              1.51%         1.41%
     ---------------------------------------------------------------------------------------------------------------------
       ING Janus Growth and Income
         Portfolio                        A      Janus Capital Management LLC                     1.36%         1.26%
     ---------------------------------------------------------------------------------------------------------------------
       ING Janus Special Equity
         Portfolio                        A      Janus Capital Management LLC                     1.36%         1.26%
     ---------------------------------------------------------------------------------------------------------------------
       ING Jennison Equity
         Opportunities Portfolio          A      Jennison Associates LLC                          1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING JPMorgan Fleming Small Cap
         Equity Portfolio                 A      JPMorgan Fleming Asset Management (USA) Inc.     1.41%         1.31%
     ---------------------------------------------------------------------------------------------------------------------
       ING Julius Baer Foreign
         Portfolio                        A      Julius Baer Investment Management, Inc.          1.51%         1.41%
     ---------------------------------------------------------------------------------------------------------------------
       ING Liquid Assets Portfolio        A      ING Investment Management LLC                    0.78%         0.68%
     ---------------------------------------------------------------------------------------------------------------------
       ING Marsico Growth Portfolio       A      Marsico Capital Management LLC                   1.29%         1.19%
     ---------------------------------------------------------------------------------------------------------------------
       ING Mercury Focus Value
         Portfolio                        A      Mercury Advisors                                 1.31%         1.21%
     ---------------------------------------------------------------------------------------------------------------------
       ING Mercury Fundamental Growth
         Portfolio                        A      Mercury Advisors                                 1.31%         1.21%
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Mid Cap Growth Portfolio   A      Massachusetts Financial Services Company         1.16%         1.06%
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Research Portfolio         A      Massachusetts Financial Services Company         1.16%         1.06%
     ---------------------------------------------------------------------------------------------------------------------
       ING MFS Total Return Portfolio     A      Massachusetts Financial Services Company         1.15%         1.05%
     ---------------------------------------------------------------------------------------------------------------------
       ING PIMCO Core Bond Portfolio      A      Pacific Investment Management Company LLC        1.18%         1.08%
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers All Cap
         Portfolio                        A      Salomon Brothers Asset Management, Inc.          1.26%         1.16%
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers Investors     A      Salomon Brothers Asset Management, Inc.          1.26%         1.16%
         Portfolio
     ---------------------------------------------------------------------------------------------------------------------
       ING T. Rowe Price Capital
         Appreciation Portfolio           A      T. Rowe Price Associates, Inc.                   1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING T. Rowe Price Equity Income
         Portfolio                        A      T. Rowe Price Associates, Inc.                   1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING UBS U.S. Balanced Portfolio    A      UBS Global Asset Management (Americas) Inc.      1.26%         1.16%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Equity Growth
         Portfolio                        A      Van Kampen                                       1.26%         1.16%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Global Franchise
         Portfolio                        A      Van Kampen                                       1.51%         1.41%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Growth and
         Income Portfolio                 A      Van Kampen                                       1.21%         1.11%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Real Estate
         Portfolio                        A      Van Kampen                                       1.20%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING PARTNERS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       ING JPMorgan Fleming                      JPMorgan Fleming Asset Management (London)
         International Portfolio       Service     Ltd.                                           1.25%         1.25%
     ---------------------------------------------------------------------------------------------------------------------
       ING Salomon Brothers Aggressive
         Growth
         Portfolio                     Service   Salomon Brothers Asset Management Inc.           1.07%         1.07%
     ---------------------------------------------------------------------------------------------------------------------
       ING Van Kampen Comstock
         Portfolio                     Service   Van Kampen                                       1.20%         1.20%
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE INSURANCE TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Worldwide Growth
         Portfolio                     Service   ING Investments LLC                              2.07%         1.23%
     ---------------------------------------------------------------------------------------------------------------------
       ING GET U.S. Core Portfolio               Aeltus Investment Management, Inc.               1.00%         1.00%
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE PORTFOLIOS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Bond Portfolio              S      Aeltus Investment Management, Inc.               0.74%         0.74%
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Index Plus LargeCap
         Portfolio                        S      Aeltus Investment Management, Inc.               0.71%         0.71%
     ---------------------------------------------------------------------------------------------------------------------
       ING VARIABLE PRODUCTS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       ING VP Growth Opportunities
         Portfolio                     Service   ING Investments LLC                              1.58%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING VP MagnaCap Portfolio       Service   ING Investments LLC                              1.45%         1.10%
     ---------------------------------------------------------------------------------------------------------------------
       ING VP SmallCap Opportunities
         Portfolio                     Service   ING Investments LLC                              1.49%         1.10%

     ---------------------------------------------------------------------------------------------------------------------
       AIM VARIABLE INSURANCE FUNDS
     ---------------------------------------------------------------------------------------------------------------------
       AIM V.I. Dent Demographic
         Trends Fund                      II     A I M Advisors, Inc.                             1.68%         1.45%

     ---------------------------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
     ---------------------------------------------------------------------------------------------------------------------
       Fidelity VIP Equity-Income
         Portfolio                        S2     FMR Co., Inc.                                    0.83%         0.83%
     ---------------------------------------------------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio      S2     FMR Co., Inc.                                    0.93%         0.93%

     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VARIABLE INVESTMENT FUNDS, INC.
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF -- Financial
         Services Fund                           INVESCO Funds Group, Inc.                        1.09%         1.09%
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Health Sciences
         Fund                                    INVESCO Funds Group, Inc.                        1.07%         1.07%
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Leisure Fund                INVESCO Funds Group, Inc.                        3.96%         3.96%
     ---------------------------------------------------------------------------------------------------------------------
       INVESCO VIF-- Utilities Fund              INVESCO Funds Group, Inc.                        1.18%         1.15%

     ---------------------------------------------------------------------------------------------------------------------
       LIBERTY VARIABLE INSURANCE TRUST
     ---------------------------------------------------------------------------------------------------------------------
       Colonial Small Cap Value Fund      B      Columbia Management Advisers, Inc.               1.39%         1.10%

     ---------------------------------------------------------------------------------------------------------------------
       PIMCO VARIABLE INSURANCE TRUST:
     ---------------------------------------------------------------------------------------------------------------------
       PIMCO High Yield Portfolio                Pacific Investment Management Company            0.76%         0.75%

     ---------------------------------------------------------------------------------------------------------------------
       PIONEER VARIABLE CONTRACTS TRUST
     ---------------------------------------------------------------------------------------------------------------------
       Pioneer Fund VCT Portfolio         II     Pioneer Investment Management, Inc.              1.06%         1.06%
     ---------------------------------------------------------------------------------------------------------------------
       Pioneer Mid-Cap Value VCT
         Portfolio                        II     Pioneer Investment Management, Inc.              1.07%         1.07%

     ---------------------------------------------------------------------------------------------------------------------
       PRO FUNDS VP
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Bull                           ProFund Advisors LLC                             1.91%         1.91%
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Europe 30                      ProFund Advisors LLC                             2.03%         1.98%
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Rising Rates
         Opportunity                             ProFund Advisors LLC                             2.13%         1.98%
     ---------------------------------------------------------------------------------------------------------------------
       ProFund VP Small-Cap                      ProFund Advisors LLC                             1.97%         1.97%

     ---------------------------------------------------------------------------------------------------------------------
       PRUDENTIAL SERIES FUND, INC.
     ---------------------------------------------------------------------------------------------------------------------
       Jennison Portfolio                 II     Jennison Associates LLC                          1.01%         1.01%
     ---------------------------------------------------------------------------------------------------------------------
       SP Jennison International
         Growth Portfolio                 II     Jennison Associates LLC                          1.80%         1.80%
     ---------------------------------------------------------------------------------------------------------------------










ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127528 - Opportunities                                                  09/02/03